Dhandho Junoon ETF
FUND SUMMARY Dhandho Junoon ETF
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Dhandho Junoon Index (ticker symbol NOON) (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dhandho Junoon ETF Dhandho Junoon ETF Shares
Management Fee:	0.75%
Distribution and/or Service (12b-1) fees:	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses:	0.75%	[1]
[1]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Dhandho Junoon ETF | Dhandho Junoon ETF Shares | USD ($)	77	240

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund will commence operations on or after the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund will seek investment results that correspond (before fees and expenses) generally to the performance of the Underlying Index. The Underlying Index utilizes a proprietary, rules-based methodology developed by Indxx LLC (the “Index Provider”) to select approximately 100 U.S. equity securities, master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”), NYSE Arca, Inc. (“NYSE Arca”) and the NASDAQ Stock Market from three categories of issuers—“Share Buyback,” “Spin-off” and “Select Value Manager Holdings.” The methodology and criteria used to select the components of the Underlying Index are described in more detail below.

Share Buyback

To qualify for the Share Buyback category, issuers must have repurchased between 1% to 26% of their shares outstanding during the trailing 12 month period measured one quarter preceding the Underlying Index’s rebalancing date and have a market capitalization of at least $1 billion. The securities from this universe are then ranked from highest to lowest based on the percentage of shares repurchased and the 33 issuers with the highest such percentages are selected for inclusion in the Underlying Index.

Spin-off

To qualify for the Spin-off category, issuers must have been spun-off from their parent companies in the past one to seven years and have a market capitalization of at least $500 million. The securities from this universe are then ranked based on how recently the spin-off occurred and the 25 to 33 issuers with the most recent spin-off dates are selected for inclusion in the Underlying Index.

Select Value Manager Holdings

To qualify for the Select Value Manager Holdings category, issuers must have been held by one of 22 selected value hedge funds during the preceding quarter as reported on their Form 13F filings, and the issuers must have a market capitalization of at least $1 billion. The securities from this universe are then grouped by hedge fund and ranked within each group from largest position to smallest position held by each hedge fund. The 34 issuers with the largest position in the hedge funds are selected for inclusion in the Underlying Index, subject to a predetermined limit per hedge fund. During reconstitutions, the hedge funds will be selected by an independent investment committee based upon the committee’s selection criteria including, that the hedge fund must have (i) at least five years of Form 13F filings, (ii) assets under management of at least $500 million, and (iii) an increase in assets under management at least equal to the Consumer Price Index in the last 12 months. The independent investment committee reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Underlying Index in rare and extraordinary circumstances.

Initially, the Underlying Index allocated its exposure 75% to the Share Buyback category, 5% to the Spin-off category and 20% to the Select Value Manager Holdings category and the constituents were equally-weighted within each category. At each quarterly rebalance, proceeds from any corporate actions, dividends and sales of securities, are allocated as follows:

Share Buyback. 35% is invested in constituents that are more than three years old in the category; 35% is invested in constituents that are two to three years old in the category; and 30% is invested in new constituents that enter the category during the rebalance. The proceeds are allocated among the constituents equally within each group.

Spin-off. 50% is allocated to existing category constituents and 50% is allocated to new category constituents. The proceeds are allocated among the constituents equally within each group.

Select Value Manager Holdings. 100% is allocated equally among new category constituents. If there are no new constituents, proceeds are allocated equally among the existing constituents.

The Index inception date is March 1, 2016.

The Fund will normally invest at least 90% of its net assets in securities that comprise the Underlying Index. The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its total assets in securitites and other instruments not included in the Underlying Index, but which Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), the Fund’s investment adviser, believes will help the Fund track the Underlying Index. In addition, the Fund will normally invest at least 80% of its total assets (excluding securities lending collateral) in securities that comprise the Underlying Index and depositary receipts that represent component securities of the Underlying Index.

To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. The Fund is non-diversified, and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Concentration Risk. To the extent the Underlying Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Since the Underlying Index may include ADRs, the Fund’s investments involve risks of investing in foreign securities in addition to the risks associated with domestic securities. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including risks due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

Form 13F Data Risk. The Form 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given hedge fund may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the Form 13F filing may only disclose a subset of a particular hedge fund’s holdings, as not all securities are required to be reported on the Form 13F. As a result, the Form 13F may not provide a complete picture of the holdings of a given hedge fund. The Select Value Manager Holdings category of the Underlying Index may not be representative of a hedge fund’s universe or the strategies that give rise to the reported holdings. Because the Form 13F filings are publicly available, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

Large-Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

MLP Risk. MLP investments involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. The operations of MLPs are also subject to many hazards inherent in the exploration for, and development, production, gathering, transportation, processing, storage, refining, distribution, mining or marketing of, coal, natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage, and may result in the curtailment or suspension of their related operations.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or “NAV.” The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tax Risk. The Fund intends to qualify for treatment as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, by meeting certain source-of-income, asset diversification and annual distribution requirements. RICs are generally subject to favorable tax treatment under the Code. To meet the diversification requirements, the Fund must generally limit its investments in MLPs to no more than 25% of the Fund’s total assets. If the Fund fails to qualify for treatment as a RIC, the Fund may be subject to tax on its income at corporate rates, distributions from the Fund may be taxable to shareholders, and shareholders’ returns on their investments in the Fund could be significantly reduced.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

Performance

Performance information for the Fund is not provided because the Fund did not have a full calendar year of performance as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.dhandhofunds.com.